Value of Business Acquired and Changes in the Balances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Balance, beginning of year			$ 853
Interest	439	573	771
Amortization	(4,327)	(5,218)	(3,755)
Change in shadow VOBA	3,888	4,645	2,131
Balance, end of year